Rule 482 ad
                                                                    Rule 497(e)
                                                   File Nos. 2-10653 and 811-82


[Black and white print advertisement.]
[Primary focus of the ad is a photograph of a front-end loader dumping dirt on top of a pile of soil and rocks. Above the photo on the left hand side of the ad, the following headline prints in black against a white background:] CONSIDERING THE UNPREDICTABILITY OF THE MARKET, WE SUGGEST PUTTING YOUR MONEY IN THE GROUND.
[To the right of the headline and running down the right side of the photo in smaller black type is the following text:]
        In today's unpredictable marketplace, the performance of REITs may provide a strategic advantage. In fact, REITs can be a welcome addition to a diversified portfolio, especially to investors battered by last year's technology debacle.
        For the twelve months ended 3/31/01, CGM Realty Fund returned more than 20%, outperforming the S&P 500 Index for that same period.* While no one can predict future performance, maybe you should consider investing now.
        Managed by Ken Heebner, CGM Realty Fund offers the potential for high current income and long-term capital appreciation along with the long-term advantages of real estate. Call now for more information and a prospectus.
[A line drawing of a fencer in a box with a black and white striped background
(logo) appears below the text to the right of the photo. To the right of the logo is the following text:]
CGM REALTY FUND
The CGM Funds
222 Berkeley Street, Suite 1013
Boston, MA 02116
www.CGMFunds.com
[A phone number appears next and prints in a larger size than does the ad body copy.] 1-800-598-0758
[Beneath the phone number in bold copy:]
MANAGED BY KEN HEEBNER
[Beneath the body of the ad is the following text in black type against a white background (slightly smaller type size than ad body copy):] [The numbers that appear in the following copy are larger than the surrounding text and are the same size as numbers that appear in the text.]

*20.3%, 11.1% and 11.9% are the average annual total returns for CGM Realty Fund for the 1- and 5-year periods ended 3/31/01 and from inception on 5/13/94 through 3/31/01. The Fund's adviser absorbed a portion of management fees and expenses from inception through 12/31/97. Otherwise the total return would be lower. The S&P 500 Index is an unmanaged index of the stock performance of 500 major companies, most of which are listed on the New York Stock Exchange. The S&P 500 Index declined -21.7% over the one-year period ended 3/31/01. This information represents past performance which is no guarantee of future results. The investment return and principal value of your shares will fluctuate and you may have a gain or loss when you sell shares. For more complete information, including management fees and expenses, refer to the current prospectus which is available from the address above. Read it carefully before you invest or send money. [Entire ad is surrounded by a decorative border containing the following words used as a repetitive pattern:] NO-LOAD Copyright 2001 CGM

                                                                   Rule 482 ad
                                                                   Rule 497(e)
                                                  File Nos. 2-10653 and 811-82

[Black and white print advertisement.]
[Left hand side of upper 90% of ad is taken up with an aerial photograph of Manhattan office buildings (top of Empire State Building at center); headline prints in two lines across entire top of ad dropping out to white type over photo and printing black over white space.] IF YOU'RE LOOKING FOR PERFORMANCE, CONSIDER A FUND BUILT ON SOLID FOUNDATIONS.
[Upper right hand side of ad is white with black text reading:]
        Historically, the high ground has always proven advantageous. And in today's unpredictable marketplace, the high ground may be attained through the performance and advantages of REITs. In fact, REITS can be a welcome addition to a diversified portfolio, especially in light of market behavior this past year.
        For the twelve months ended 3/31/01, CGM Realty Fund returned more than 20%, outperforming the S&P 500 Index for that same period.* While no one can predict future performance, maybe you should consider investing now.
        Managed by Ken Heebner, CGM Realty Fund offers the potential for high current income and long-term capital appreciation along with the long-term advantages of real estate. Call now for more information and a prospectus.
[A line drawing of a fencer in a box with a black and white striped background
(logo) appears below. To the right of the logo is the following text:]
CGM REALTY FUND
The CGM Funds
222 Berkeley Street, Suite 1013
Boston, MA 02116
www.CGMFunds.com
[A phone number appears next and prints in a larger size than does the ad body copy.]
1-800-598-0747
[Beneath the phone number in all capital letters:]
MANAGED BY KEN HEEBNER
[Beneath the body of the ad running the full width is the following text in black type against a white background (slightly smaller type size than ad body copy):]

[The numbers that appear in the following copy are larger than the surrounding text and are the same size as numbers that appear in the text.]
*20.3%, 11.1% and 11.9% are the average annual total returns for CGM Realty Fund for the 1- and 5-year periods ended 3/31/01 and from inception on 5/13/94 through 3/31/01. The Fund's adviser absorbed a portion of management fees and expenses from inception through 12/31/97. Otherwise the total return would be lower. The S&P 500 Index is an unmanaged index of the stock performance of 500 major companies, most of which are listed on the New York Stock Exchange. The S&P 500 Index declined -21.7% over the one-year period ended 3/31/01. This information represents past performance which is no guarantee of future results. The investment return and principal value of your shares will fluctuate and you may have a gain or loss when you sell shares. For more complete information, including management fees and expenses, refer to the current prospectus which is available from the address above. Read it carefully before you invest or send money. [Entire ad is surrounded by a decorative border containing the following words used as a repetitive pattern:] NO-LOAD Copyright 2001 CGM

                                                                   Rule 482 ad
                                                                   Rule 497(e)
                                                  File Nos. 2-10653 and 811-82

[Black and white print advertisement.]
[Upper 25% of the ad is a photograph of the Manhattan skyline. Below in black type on white background is the headline:] IF YOU'RE LOOKING FOR PERFORMANCE, CONSIDER A FUND BUILT ON SOLID FOUNDATIONS.
[Below the headline on the left-hand side of the ad printing in smaller black type is the following text:]
        Real estate has always offered solid investment potential. And can be a welcome addition to a diversified portfolio for every investor, especially the technology-weary. Over the past year, CGM Realty Fund returned more than 20%, outperforming the S&P 500 Index for that same period.* While no one can predict future performance, maybe you should consider investing now.
        Managed by Ken Heebner, CGM Realty Fund offers the potential for high current income and long-term capital appreciation along with the long-term advantages of real estate. It very well may become the cornerstone of your portfolio. Call now for more information and a prospectus.
[A line drawing of a fencer in a box with a black and white striped background appears to the right (logo). To the right of the logo is the following text:] CGM REALTY FUND
The CGM Funds
222 Berkeley Street, Suite 1013
Boston, MA 02116
www.CGMFunds.com
[A phone number appears next and prints in a larger size than does the ad body copy.]
1-800-598-0759
[Beneath the phone number in all capital letters:]
MANAGED BY KEN HEEBNER
[Beneath the body of the ad running the full width is the following text in black type against a white background (slightly smaller type size than ad body copy):]
[The numbers that appear in the following copy are larger than the surrounding text and are the same size as numbers that appear in the text.]
*20.3%, 11.1% and 11.9% are the average annual total returns for CGM Realty Fund for the 1- and 5-year periods ended 3/31/01 and from inception on 5/13/94 through 3/31/01. The Fund's adviser absorbed a portion of management fees and expenses from inception through 12/31/97. Otherwise the total return would be lower. The S&P 500 Index is an unmanaged index of the stock performance of 500 major companies, most of which are listed on the New York Stock Exchange. The S&P 500 Index declined -21.7% over the one-year period ended 3/31/01. This information represents past performance which is no guarantee of future results. The investment return and principal value of your shares will fluctuate and you may have a gain or loss when you sell shares. For more complete information, including management fees and expenses, refer to the current prospectus which is available from the address above. Read it carefully before you invest or send money. [Entire ad is surrounded by a decorative border containing the following words used as a repetitive pattern:] NO-LOAD Copyright 2001 CGM

                                                                   Rule 482 ad
                                                                   Rule 497(e)
                                                  File Nos. 2-10653 and 811-82

[Black and white print advertisement.]
[Upper 1/3 of the ad is a photograph of two fencers sparring. Below in white type on black background is the headline:] High Yield. [Below the headline running the full width of the ad printing in smaller black type is the following text:]
        Now you can diversify your fund portfolio with the potential long-term capital appreciation of real estate. CGM Realty Fund is generating an impressive current yield of 5.92%*, reflecting the fundamental strengths of the Real Estate Investment Trusts (REITs) in which the fund invests. Raise your sights. Discover the power of yield. Call now for more information and a prospectus.
[A line drawing of a fencer in a box with a black and white striped background appears in the center (logo). Above the logo in a larger size print than the ad body copy is the following text:] CGM REALTY FUND [To the right of the logo is the following text:]
The CGM Funds
222 Berkeley Street, Suite 1013
Boston, MA 02116
www.CGMFunds.com
[A phone number appears next and prints in a larger size than does the ad body copy.]
1-800-598-0749
[Beneath the phone number in all capital letters:]
MANAGED BY KEN HEEBNER
[Beneath the body of the ad running the full width is the following text in black type against a white background (slightly smaller type size than ad body copy):]
[The numbers that appear in the following copy are larger than the surrounding text and are the same size as numbers that appear in the text.]
*5.92% is the Fund's current yield annualized for the 30 days ended 3/31/01. 20.3%, 11.1% and 11.9% are the average annual total returns for the one and five-year periods ended 3/31/01 and from inception (May 13, 1994) through 3/31/01. The Fund's adviser absorbed a portion of management fees and expenses from inception through 12/31/97. Otherwise the total return would be lower. This information represents past performance which is no guarantee of future results. The investment return and principal value of your shares will fluctuate and you may have a gain or loss when you sell shares. For more complete information, including management fees and expenses, refer to the current prospectus which is available from the address above. Read it carefully before you invest or send money. [Entire ad is surrounded by a decorative border containing the following words used as a repetitive pattern:] NO-LOAD Copyright 2001 CGM

                                                                   Rule 482 ad
                                                                   Rule 497(e)
                                                  File Nos. 2-10653 and 811-82



[Television commercial. Black and white stills of fencers super and dissolve while voice reads:] CGM Realty Fund. An oasis in the midst of the technology meltdown.
[Title slide reading:] CGM Realty Fund [Supers and dissolves.]
[Title slide reading:] Managed by Ken Heebner [Voice reads:] Managed by Ken Heebner, the Fund offers the potential for high current income and long-term appreciation.
[Supers and dissolves while voice reads:]
Returning more than 69% over the past five years, [A bar chart (in color) comes up on the screen showing the headline:] Five-Year Total Return
(4/1/96-3/31/01)
[The bars with identifying type are from left to right as follows:]
55.9% Lipper Real Estate Fund Average
69.1% CGM Realty Fund
[In smaller type below (with larger numbers):] 20.3%, 11.1% and 11.9% are the average annual total returns for CGM Realty Fund for the 1- and 5-year periods ended 3/31/01 and from inception on 5/1/94 through 3/31/01. The Fund's adviser absorbed a portion of management fees and expenses from inception through 12/31/97. Otherwise the total return would be lower.
The Lipper Real Estate Fund Average consists of funds which invest at least 65% of their equity portfolio in equity securities of domestic and foreign companies engaged in the real estate industry. The five-year average currently contains 45 funds.
[Voiceover continues:] CGM Realty Fund has outperformed the Lipper Real Estate Fund Average for five-year performance.
[Title slide dissolves and new title slide supers and is held that reads:] 1-800-CGM-INFO [in large type and the following disclosure in smaller type:] This information represents past performance, which is no guarantee of future results. The investment return and principal value of shares will fluctuate and you may have a gain or loss when you sell shares. For a prospectus containing more complete information, including management fees and expenses, call toll-free. Read it carefully before you invest.
[Voice reads:]
For a prospectus, call 1-800-CGM-INFO.

[The previous slide dissolves and the final slide supers; a line drawing of a fencer in a box with a black and white striped background (logo) appears; to the right of the logo is the following text:]
CGM Realty Fund
Bricks not Clicks
[Voice reads:] CGM Realty Fund. Bricks not Clicks. [Commercial ends.]

                                                                   Rule 482 ad
                                                                   Rule 497(e)
                                                  File Nos. 2-10653 and 811-82



[Television commercial. Video of fencers sparring while voice reads:] No matter how you look at it, investing is a challenge. You need to consider all the angles ... to diversify ... consider different moves ... like real estate ... [supers and dissolves]
[Title slide reading:] CGM Realty Fund Managed by Ken Heebner [Voice reads:]
 ... like CGM Realty Fund. Managed by Ken Heebner,
[Title slide supers and dissolves to title slide reading:] CGM Realty Fund Five Year Total Return 69.1% (4/1/96 - 3/31/01)
[In smaller type below (with larger numbers):] 20.3%, 11.1% and 11.9% are the average annual total returns for CGM Realty Fund for the 1- and 5-year periods ended 3/31/01 and from inception on 5/1/94 through 3/31/01. The Fund's adviser absorbed a portion of management fees and expenses from inception through 12/31/97. Otherwise the total return would be lower.
The Lipper Real Estate Fund Average consists of funds which invest at least 65% of their equity portfolio in equity securities of domestic and foreign companies engaged in the real estate industry. The five-year average currently contains 45 funds.
[Voice reads:] CGM Realty Fund has returned more than 69% over the past five years.
Outperforming the Lipper Real Estate Fund Average for five-year performance. [Title slide supers and dissolves to video of fencers sparring.] [Voiceover continues:] ... now that's an angle every investor can appreciate.
[The previous slide dissolves and the final slide supers; a live fencer transforms into a line drawing of a fencer in a box with a black and white striped background (logo); to the right of the logo is the following text:]
CGM Realty Fund 1-800-CGM-INFO [in large type and the following disclosure in smaller type:]
This information represents past performance which is no guarantee of future results. The investment return and principal value of shares will fluctuate and you may have a gain or loss when you sell shares. For a prospectus containing more complete information, including management fees and expenses, call toll-free. Read it carefully before you invest. [Voice reads:] CGM Realty Fund. For a prospectus call, 1-800-CGM-INFO.
[Commercial ends.]

                                                                    Rule 482 ad
                                                                    Rule 497(e)
                                                   File Nos. 2-10653 and 811-82



[Television commercial. Video of fencers sparring and having a conversation:] [Fencer one states:] My mutual fund performance is way off these days.
[Fencer two states:] Mine's holding up well.
[Video supers and dissolves]
[Title slide reading:] CGM Realty Fund Managed by Ken Heebner
[Title slide supers and dissolves into video of fencers sparring.]
[Fencer one states:] Really ... but the market's so up and down.
[Fencer two states:] My fund invests in Real Estate Investment Trusts - might be a good way to go.
[Video dissolves and a title slide supers and is held that reads:] CGM Realty Fund Five Year Total Return 69.1% (4/1/96 - 3/31/01)
[In smaller type below (with larger numbers):] 20.3%, 11.1% and 11.9% are the average annual total returns for CGM Realty Fund for the 1- and 5-year periods ended 3/31/01 and from inception on 5/1/94 through 3/31/01.
[Title slide supers and dissolves into video of fencers sparring.]
[Fencer one states:] Just how good is this CGM Realty Fund?
[Fencer two states:] It's up more than 69% over the past five years.
[Fencer one states:] Maybe I should get into that.
[Fencer two states:] Hey, for once you're on target.
[Video dissolves and the final slide supers; a line drawing of a fencer in a box with a black and white striped background (logo) appears; to the right of the logo is the following text:]
CGM Realty Fund 1-800-CGM-INFO [in large type and the following disclosure in smaller type:]
The Fund's adviser absorbed a portion of management fees and expenses from inception through 12/31/97. Otherwise the total return would be lower. This information represents past performance which is no guarantee of future results. The investment return and principal value of shares will fluctuate and you may have a gain or loss when you sell shares. For a prospectus containing more complete information, including management fees and expenses, call toll-free. Read it carefully before you invest.
[Voice reads:] For a prospectus, call 1-800-CGM-INFO.
[Commercial ends.]